Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
PRUDENTIAL'S GIBRALTAR FUND, INC.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	21.49%	13.81%	15.15%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%